GOODWILL AND INTANGIBLE ASSETS - SCHEDULE OF GROSS CARRYING AMOUNT AND ACCUMULATED AMORTIZATION FOR EACH MAJOR CLASS OF INTANGIBLE ASSET (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 422,664	$ 533,858
Finite-lived intangible assets, accumulated amortization	(88,144)	(80,640)
Total other intangible assets	369,156	492,737
Trademarks
Finite-Lived Intangible Assets [Line Items]
Indefinite-lived intangible assets, excluding goodwill	34,636	39,519
Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	277,473	317,023
Finite-lived intangible assets, accumulated amortization	(37,510)	(30,458)
Customer-related
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	128,182	200,409
Finite-lived intangible assets, accumulated amortization	(34,659)	(36,482)
Patents
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	17,009	16,426
Finite-lived intangible assets, accumulated amortization	$ (15,975)	$ (13,700)